Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 32.1%	Par	Value
AbbVie, Inc., 2.60%, 11/21/2024	$5,960,000	$5,939,865
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	2,750,000	2,742,360
3.00%, 10/29/2028	6,280,000	5,934,279
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (a)	2,875,000	2,958,359
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (a)	2,770,000	2,965,261
AT&T, Inc., 4.35%, 03/01/2029	5,900,000	5,937,180
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,805,000	2,975,923
BBVA Bancomer SA, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	2,820,000	2,991,140
Broadcom, Inc., 4.55%, 02/15/2032	5,855,000	5,852,350
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (a)	5,320,000	5,938,864
Carrier Global Corp., 2.24%, 02/15/2025	6,010,000	5,948,366
Crown Castle, Inc., 3.30%, 07/01/2030	6,340,000	5,931,268
Equinix, Inc., 3.20%, 11/18/2029	9,425,000	8,898,932
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	6,010,000	5,897,228
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	3,565,000	3,561,014
7.89% (SOFR + 2.95%), 03/06/2026	2,310,000	2,369,227
Fortis, Inc., 3.06%, 10/04/2026	6,105,000	5,942,095
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (a)	2,500,000	2,999,786
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (a)	2,640,000	2,991,748
Kreditanstalt fuer Wiederaufbau, 0.63%, 01/22/2026	19,025,000	18,242,697
Marvell Technology, Inc., 2.95%, 04/15/2031	9,865,000	8,915,334
Mercer International, Inc., 5.50%, 01/15/2026	3,055,000	3,001,513
Micron Technology, Inc., 6.75%, 11/01/2029	2,705,000	2,972,911
Nationwide Building Society, 4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (a)(b)	2,990,000	2,963,263
NatWest Group PLC, 5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (b)	2,905,000	2,960,048
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	5,185,000	5,939,147
Regal Rexnord Corp., 6.30%, 02/15/2030	5,465,000	5,815,780
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	6,845,000	5,916,369
Revvity, Inc., 2.25%, 09/15/2031	10,390,000	8,890,030
Roper Technologies, Inc., 1.75%, 02/15/2031	5,265,000	4,456,949
Sprint Capital Corp., 8.75%, 03/15/2032	7,140,000	8,864,349
Toronto-Dominion Bank, 5.26%, 12/11/2026	5,795,000	5,941,005
Trimble, Inc., 6.10%, 03/15/2033	8,210,000	8,866,675
UBS Group AG, 7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	2,805,000	3,006,130
Waste Connections, Inc., 5.00%, 03/01/2034	8,625,000	8,856,728
TOTAL CORPORATE BONDS (Cost $189,713,748)		194,384,173

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	528,610	514,622
Pool QC5510, 3.50%, 07/01/2051	1,067,958	996,819
Pool QD5888, 3.50%, 02/01/2052	1,729,124	1,620,762
Pool QD7054, 3.00%, 02/01/2052	1,605,245	1,456,299
Pool QD7450, 3.00%, 03/01/2052	1,615,892	1,455,091
Pool QE0380, 2.50%, 04/01/2052	149,574	130,830
Pool RA6064, 2.50%, 09/01/2051	4,473,192	3,967,303
Pool RA6699, 3.50%, 02/01/2052	1,716,713	1,609,119
Pool RA7935, 5.00%, 09/01/2052	4,902,385	4,974,659
Pool RC2401, 2.00%, 01/01/2037	3,104,864	2,858,575
Pool SB0531, 2.50%, 06/01/2036	6,017,372	5,663,761
Pool SD2875, 5.00%, 05/01/2053	3,118,899	3,164,389
Pool SD3234, 2.50%, 12/01/2051	7,262,532	6,319,821
Pool SD3477, 6.50%, 08/01/2053	2,601,671	2,720,530
Series 4107, Class LI, 3.00%, 08/15/2027 (c)	1,608,247	62,336
Series 4143, Class IA, 3.50%, 09/15/2042 (c)	881,517	60,700
Federal National Mortgage Association
3.50%, 10/15/2054 (d)	6,400,000	5,960,472
4.00%, 10/15/2054 (d)	1,550,000	1,488,682
4.50%, 10/15/2054 (d)	10,200,000	10,028,470
5.00%, 10/15/2054 (d)	2,950,000	2,948,502
5.50%, 10/15/2054 (d)	4,820,000	4,876,566
6.00%, 10/15/2054 (d)	3,900,000	3,986,522
Pool BH7686, 4.50%, 12/01/2047	66,295	65,906
Pool BK5105, 5.50%, 05/01/2048	108,784	112,198
Pool BK8032, 5.50%, 06/01/2048	207,605	214,125
Pool BN4921, 5.50%, 01/01/2049	143,143	147,237
Pool BN4936, 5.50%, 12/01/2048	142,709	146,790
Pool BT7699, 4.00%, 09/01/2051	1,621,174	1,605,771
Pool BV4532, 3.50%, 03/01/2052	1,582,009	1,479,279
Pool BW9710, 3.00%, 05/01/2053	1,853,839	1,665,286
Pool CA8871, 3.00%, 02/01/2051	1,030,109	925,160
Pool CB2432, 3.00%, 12/01/2051	2,678,049	2,409,313
Pool CB2909, 3.50%, 02/01/2052	1,548,714	1,451,133
Pool DA0025, 6.00%, 09/01/2053	4,461,309	4,695,796
Pool DA4870, 6.50%, 01/01/2054	2,616,868	2,699,882
Pool FM8754, 3.00%, 09/01/2051	5,241,985	4,725,111
Pool FS0031, 2.50%, 10/01/2051	1,085,054	937,884
Pool FS0195, 2.50%, 01/01/2052	3,788,958	3,299,653
Pool FS0491, 3.50%, 01/01/2052	2,581,109	2,404,634
Pool FS0731, 2.00%, 02/01/2052	994,082	836,123
Pool FS1480, 2.50%, 11/01/2051	561,313	490,015
Pool FS4862, 2.50%, 10/01/2051	7,241,684	6,312,484
Pool FS5314, 2.00%, 05/01/2052	7,360,081	6,097,674
Pool FS5458, 5.50%, 08/01/2053	6,707,808	6,792,049
Pool FS6744, 2.50%, 10/01/2051	6,284,805	5,527,498
Pool MA2897, 3.00%, 02/01/2037	378,817	360,221
Pool MA4565, 3.50%, 03/01/2052	2,220,411	2,073,741
Series 2012-65, Class HJ, 5.00%, 07/25/2040	169,070	174,021
Series 2021-95, Class WI, 0.79%, 02/25/2035 (c)(e)	3,911,170	219,179
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3, 8.64% (30 day avg SOFR US + 3.36%), 05/25/2025	23,724	23,839
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	207,225	213,169
Pool 781950, 4.50%, 07/15/2035	442,845	445,797
Pool 783467, 4.00%, 10/15/2041	2,446,873	2,422,208
Ginnie Mae II, Pool MA6994, 2.00%, 11/20/2050	3,288,123	2,793,420
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,842,088	2,763,535
Pool MA2754, 3.50%, 04/20/2045	945,091	902,333
Pool MA7106, 2.00%, 01/20/2036	541,358	501,332
Pool MA7164, 2.00%, 02/20/2036	527,751	488,734
Pool MA7192, 2.00%, 02/20/2051	10,947,628	9,293,763
Pool MA7254, 2.00%, 03/20/2051	3,398,990	2,884,845
Pool MA7419, 3.00%, 06/20/2051	6,124,311	5,594,698
Pool MA7471, 2.00%, 07/20/2051	6,918,444	5,869,438
Pool MA7650, 3.00%, 10/20/2051	6,024,173	5,499,496
Pool MA7774, 6.00%, 11/20/2051	250,730	259,858
Pool MA8268, 4.50%, 09/20/2052	4,381,559	4,333,683
Pool MA8642, 2.50%, 02/20/2053	6,050,812	5,339,839
Government National Mortgage Association
4.00%, 10/15/2054 (d)	6,634,000	6,414,568
Series 2017-167, Class SE, 1.12% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (c)(f)	1,738,870	256,550
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,145	667,812
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	870,035
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,398,226
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	944,280
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,740,563
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $188,093,304)		186,655,014

U.S. TREASURY SECURITIES - 17.8%	Par	Value
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,557,250
4.13%, 08/15/2053	4,800,000	4,781,438
United States Treasury Note
3.25%, 06/30/2027	2,800,000	2,776,813
3.75%, 08/15/2027	15,000,000	15,073,242
3.50%, 04/30/2028	2,980,000	2,973,307
2.88%, 05/15/2028	8,560,000	8,357,034
0.88%, 11/15/2030	4,565,000	3,886,045
1.88%, 02/15/2032	20,490,000	18,099,233
4.50%, 11/15/2033	20,800,000	21,970,812
United States Treasury STRIP, 0.00%, 05/15/2043 (g)	61,020,000	26,953,177
TOTAL U.S. TREASURY SECURITIES (Cost $107,384,054)		107,428,351

FOREIGN GOVERNMENT AGENCY ISSUES - 15.1%	Par	Value
Asian Development Bank, 2.88%, 05/06/2025	18,050,000	17,891,429
European Investment Bank
2.75%, 08/15/2025	3,750,000	3,706,101
1.38%, 03/15/2027	24,655,000	23,367,303
Inter-American Development Bank, 0.88%, 04/20/2026	22,670,000	21,660,366
International Bank for Reconstruction & Development, 0.63%, 04/22/2025	25,400,000	24,881,877
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $91,457,853)		91,507,076

ASSET-BACKED SECURITIES - 4.7%	Par	Value
American Homes 4 Rent, Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (a)	520,000	516,923
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, 02/18/2026	46,548	46,467
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	2,255,000	2,203,327
Series 2023-3, Class A2A, 5.72%, 11/16/2026	1,450,234	1,453,309
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	1,015,000	1,023,224
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,544,362
Series 2023-B, Class A2, 5.90%, 02/16/2027	2,573,667	2,584,636
Dext ABS Funding LLC
Series 2021-1, Class A, 1.12%, 02/15/2028 (a)	42,537	42,464
Series 2021-1, Class B, 1.76%, 02/15/2028 (a)	870,000	860,747
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027 (a)	205,171	204,243
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	129,125	127,535
Series 2024-1A, Class A2, 5.69%, 02/15/2030 (a)	2,208,035	2,238,226
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (a)	1,980,000	2,013,301
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,575,753
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	1,749,412	1,752,389
Series 2023-C, Class A2, 5.76%, 08/17/2026	3,343,787	3,353,418
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	285,558	281,638
Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.45% (Prime Rate + (0.55%)), 02/25/2044 (a)	227,448	226,257
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.90%, 03/25/2049 (a)	1,000,000	1,028,987
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,545,000	2,591,135
TOTAL ASSET-BACKED SECURITIES (Cost $28,576,968)		28,668,341

MUNICIPAL BONDS - 0.9%	Par	Value
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,358,518
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	98,147
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	420,576
Colorado Health Facilities Authority, 3.36%, 12/01/2030	1,325,000	1,213,198
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	896,319
University of California, 2.99%, 05/15/2026	355,000	348,564
TOTAL MUNICIPAL BONDS (Cost $5,872,382)		5,335,322

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%	Par	Value
BX Trust, Series 2024-VLT4, Class A, 6.59% (1 mo. Term SOFR + 1.49%), 07/15/2029 (a)	2,725,000	2,729,262
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,722,079)		2,729,262

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	292,977
Series Q007, Class APT1, 7.32%, 10/25/2047 (e)	126,128	126,280
Series Q010, Class APT1, 6.98%, 04/25/2046 (e)	84,735	84,852
Federal National Mortgage Association, Pool 467095, 5.90%, 01/01/2041	238,372	261,880
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (c)(e)	217,437	4,430
Series 2014-45, Class BI, 0.50%, 07/16/2054 (c)(e)	348,192	3,205
Series 2015-172, Class IO, 0.60%, 03/16/2057 (c)(e)	197,495	4,206
Series 2016-40, Class IO, 0.58%, 07/16/2057 (c)(e)	391,959	8,553
Series 2016-56, Class IO, 0.96%, 11/16/2057 (c)(e)	256,103	11,046
Series 2016-98, Class IO, 0.84%, 05/16/2058 (c)(e)	412,308	17,530
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $900,968)		814,959

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.1%	Shares
First American Government Obligations Fund - Class Z, 4.78% (h)	24,897,982	24,897,982

U.S. Treasury Bills - 0.2%	Par
5.28%, 10/10/2024 (i)	800,000	799,072
TOTAL SHORT-TERM INVESTMENTS (Cost $25,696,939)		25,697,054

TOTAL INVESTMENTS - 106.4% (Cost $640,418,295)		643,219,552
Liabilities in Excess of Other Assets - (6.4)%		(38,533,259)
TOTAL NET ASSETS - 100.0%		$604,686,293

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Interest only security.
(d)	To-be-announced security.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Zero-coupon bond. The rate shown is the effective yield as of September 30, 2024.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(i)	This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	56	12/19/2024	$6,665,680	$6,624,625	$(41,055)
U.S. Treasury 2 Year Note	71	12/31/2024	14,766,864	14,785,195	18,331
U.S. Treasury 5 Year Notes	571	12/31/2024	62,679,711	62,743,086	63,375
U.S. Treasury Ultra Bonds	221	12/31/2024	29,483,305	29,413,719	(69,586)
					$(28,935)
					–

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(166)	12/19/2024	(18,936,600.00)	(18,970,687)	(34,087)
U.S. Treasury Long Bonds	(92)	12/19/2024	(11,436,832.00)	(11,425,250)	11,582
					$(22,505)
Total Unrealized Appreciation (Depreciation)					$(51,440)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$194,384,173	$–	$194,384,173
Agency Residential Mortgage-Backed Securities	–	186,655,014	–	186,655,014
U.S. Treasury Securities	–	107,428,351	–	107,428,351
Foreign Government Agency Issues	–	91,507,076	–	91,507,076
Asset-Backed Securities	–	28,668,341	–	28,668,341
Municipal Bonds	–	5,335,322	–	5,335,322
Non-Agency Commercial Mortgage-Backed Securities	–	2,729,262	–	2,729,262
Agency Commercial Mortgage-Backed Securities	–	814,959	–	814,959
Money Market Funds	24,897,982	–	–	24,897,982
U.S. Treasury Bills	–	799,072	–	799,072
Total Investments	$24,897,982	$618,321,570	$–	$643,219,552